Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease commitment
Leased Property
Year ending December 31,	Costs
2018	$733,439
2019	185,444
2020	189,933
Thereafter	94,967
Total	$1,203,783